                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09599

                                   ----------

                            STATE STREET MASTER FUNDS
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                  Copy to:
Ryan M. Louvar, Vice President and Counsel         Timothy W. Diggins, Esq.
    State Street Bank and Trust Company                Ropes & Gray LLP
    Two Avenue de Lafayette, 6th Floor             One International Place
        Boston, Massachusetts 02111            Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
COMMON STOCKS -- 98.2%
CONSUMER DISCRETIONARY -- 10.6%
Abercrombie & Fitch Co.                                    18,400   $    1,393
Amazon.Com, Inc. (a)                                       65,308        2,599
Apollo Group, Inc. Class A (a)                             29,767        1,307
AutoNation, Inc. (a)                                       31,737          674
AutoZone, Inc. (a)                                         10,722        1,374
Bed Bath & Beyond, Inc. (a)                                58,901        2,366
Best Buy Co., Inc.                                         84,450        4,114
Big Lots, Inc. (a)                                         23,310          729
Black & Decker Corp.                                       13,382        1,092
Brunswick Corp.                                            19,491          621
Carnival Corp.                                             93,213        4,368
CBS Corp. Class B                                         155,295        4,750
Centex Corp.                                               25,255        1,055
Circuit City Stores, Inc.                                  30,132          558
Clear Channel Communications, Inc.                        104,293        3,654
Coach, Inc. (a)                                            77,742        3,891
Comcast Corp. Class A (a)                                 653,576       16,960
D.R. Horton, Inc.                                          58,680        1,291
Darden Restaurants, Inc.                                   31,206        1,285
Dillard's, Inc. Class A                                    12,893          422
DIRECTV Group, Inc. (a)                                   162,800        3,756
Dollar General Corp.                                       66,322        1,403
Dow Jones & Co., Inc.                                      13,869          478
Eastman Kodak Co.                                          61,027        1,377
eBay, Inc. (a)                                            238,597        7,909
EW Scripps Co. Class A                                     17,655          789
Family Dollar Stores, Inc.                                 32,168          953
Federated Department Stores, Inc.                         110,340        4,971
Ford Motor Co.                                            394,699        3,114
Fortune Brands, Inc.                                       32,065        2,527
Gannett Co., Inc.                                          48,894        2,752
Gap, Inc.                                                 110,686        1,905
General Motors Corp.                                      118,247        3,623
Genuine Parts Co.                                          35,806        1,754
Goodyear Tire & Rubber Co. (a)                             37,659        1,175
H&R Block, Inc.                                            69,333        1,459
Harley-Davidson, Inc.                                      54,112        3,179
Harman International Industries, Inc.                      13,843        1,330
Harrah's Entertainment, Inc.                               38,856        3,281
Hasbro, Inc.                                               33,795          967
Hilton Hotels Corp.                                        81,698        2,938
Host Hotels & Resorts, Inc.                               109,000        2,868
Home Depot, Inc.                                          428,922       15,759
International Game Technology                              70,877        2,862
Interpublic Group of Cos., Inc. (a)                        98,468        1,212
JC Penney & Co., Inc.                                      47,036        3,864
Johnson Controls, Inc.                                     41,325        3,910
Jones Apparel Group, Inc.                                  23,454          721
KB HOME                                                    16,714          713

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Kohl's Corp. (a)                                           68,727   $    5,265
Leggett & Platt, Inc.                                      38,073          863
Lennar Corp. Class A                                       29,291        1,236
Limited Brands                                             71,894        1,874
Liz Claiborne, Inc.                                        21,810          935
Lowe's Cos., Inc.                                         320,057       10,079
Marriot International, Inc. Class A                        69,306        3,393
Mattel, Inc.                                               82,595        2,277
McDonald's Corp.                                          252,913       11,394
McGraw-Hill, Inc.                                          74,259        4,669
Meredith Corp.                                              8,273          475
New York Times Co. Class A                                 30,540          718
Newell Rubbermaid, Inc.                                    58,304        1,813
News Corp. Class A                                        493,045       11,399
NIKE, Inc. Class B                                         39,739        4,223
Nordstrom, Inc.                                            47,627        2,521
Office Depot, Inc. (a)                                     57,358        2,016
OfficeMax, Inc.                                            15,868          837
Omnicom Group, Inc.                                        35,130        3,597
Polo Ralph Lauren Corp.                                    13,200        1,164
Pulte Homes, Inc.                                          44,912        1,188
Radioshack Corp.                                           28,842          780
Sears Holdings Corp. (a)                                   17,407        3,136
Sherwin-Williams Co.                                       22,945        1,515
Snap-On, Inc.                                              12,387          596
Stanley Works                                              17,286          957
Staples, Inc.                                             151,206        3,907
Starbucks Corp. (a)                                       157,852        4,950
Starwood Hotels & Resorts Worldwide, Inc.                  45,156        2,928
Target Corp.                                              180,525       10,698
Tiffany & Co.                                              28,759        1,308
Time Warner, Inc.                                         801,851       15,813
TJX Cos., Inc.                                             94,910        2,559
Tribune Co.                                                37,281        1,197
V.F. Corp.                                                 19,047        1,574
Viacom, Inc. Class B (a)                                  145,467        5,980
Walt Disney Co.                                           430,455       14,821
Wendy's International, Inc.                                20,345          637
Whirlpool Corp.                                            16,814        1,428
Wyndham Worldwide Corp. (a)                                39,656        1,354
Yum! Brands, Inc.                                          55,401        3,200
                                                                    ----------
                                                                       289,326
                                                                    ----------
CONSUMER STAPLES -- 9.4%
Altria Group, Inc.                                        440,974       38,722
Anheuser-Busch Cos., Inc.                                 160,176        8,082
Archer-Daniels-Midland Co.                                137,200        5,035
Avon Products, Inc.                                        93,044        3,467
Brown-Forman Corp. Class B                                 16,734        1,097
Campbell Soup Co.                                          45,935        1,789
Clorox Co.                                                 31,810        2,026
Coca-Cola Co.                                             423,283       20,318
Coca-Cola Enterprises, Inc.                                58,882        1,192
Colgate-Palmolive Co.                                     107,877        7,205
ConAgra Foods, Inc.                                       106,284        2,648

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
Constellation Brands, Inc. Class A (a)                     44,639   $      945
Costco Wholesale Corp.                                     94,960        5,113
CVS Corp.                                                 323,707       11,051
Dean Foods Co. (a)                                         26,488        1,238
Estee Lauder Cos, Inc. Class A                             24,385        1,191
General Mills, Inc.                                        72,498        4,221
H.J. Heinz Co.                                             68,840        3,244
Hershey Foods Corp.                                        35,824        1,958
Kellogg Co.                                                52,294        2,689
Kimberly-Clark Corp.                                       95,967        6,573
Kraft Foods, Inc.                                          39,500        1,252
Kroger Co.                                                148,800        4,204
McCormick & Co., Inc.                                      27,887        1,074
Molson Coors Brewing Co., Class B                           9,674          915
Pepsi Bottling Group, Inc.                                 26,642          850
PepsiCo, Inc.                                             344,200       21,877
Procter & Gamble Co.                                      663,057       41,879
Reynolds American, Inc.                                    35,693        2,228
Safeway, Inc.                                              92,587        3,392
Sara Lee Corp.                                            155,720        2,635
SuperValu, Inc.                                            44,243        1,729
Sysco Corp.                                               129,490        4,381
Tyson Foods, Inc., Class A                                 53,567        1,040
UST Corp.                                                  33,753        1,957
Wal-Mart Stores, Inc.                                     516,755       24,262
Walgreen Co.                                              210,277        9,650
Whole Foods Market, Inc.                                   30,393        1,363
Wrigley Wm., Jr. Co.                                       45,715        2,328
                                                                    ----------
                                                                       256,820
                                                                    ----------
ENERGY -- 9.6%
Anadarko Petroleum Corp.                                   97,312        4,182
Apache Corp.                                               69,548        4,917
Baker Hughes, Inc.                                         67,198        4,444
BJ Services Co.                                            61,608        1,719
Chesapeake Energy Corp.                                    86,750        2,679
ChevronTexaco Corp.                                       453,442       33,537
ConocoPhillips                                            345,486       23,614
Devon Energy Corp.                                         93,414        6,466
El Paso Corp.                                             145,454        2,105
ENSCO International, Inc.                                  32,300        1,757
EOG Resources, Inc.                                        50,928        3,633
ExxonMobil Corp.                                        1,196,472       90,274
Halliburton Co.                                           211,554        6,715
Hess Corp.                                                 56,466        3,132
Kinder Morgan, Inc.                                        22,309        2,375
Marathon Oil Corp.                                         72,594        7,174
Murphy Oil Corp.                                           39,423        2,105
Nabors Industries, Ltd. (a)                                58,439        1,734
National Oilwell Varco, Inc. (a)                           36,616        2,848
Noble Corp.                                                27,913        2,196
Occidental Petroleum Corp.                                176,115        8,684
Rowan Cos., Inc.                                           23,512          763

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Schlumberger, Ltd.                                        247,697   $   17,116
Smith International, Inc.                                  41,932        2,015
Sunoco, Inc.                                               25,042        1,764
Transocean, Inc. (a)                                       61,304        5,009
Valero Energy Corp.                                       126,905        8,184
Weatherford International Ltd. (a)                         70,929        3,199
Williams Cos., Inc.                                       124,532        3,544
XTO Energy, Inc.                                           77,341        4,239
                                                                    ----------
                                                                       262,123
                                                                    ----------
FINANCIALS -- 21.3%
ACE, Ltd.                                                  68,670        3,918
AFLAC, Inc.                                               103,344        4,863
Allstate Corp.                                            129,923        7,803
Ambac Financial Group, Inc.                                21,817        1,885
American Express Co.                                      250,577       14,133
American International Group, Inc.                        546,710       36,750
Ameriprise Financial, Inc.                                 50,455        2,883
AON Corp.                                                  62,631        2,377
Apartment Investment & Management Co. Class A              20,465        1,181
Archstone-Smith Trust                                      46,342        2,515
AvalonBay Communities, Inc.                                16,700        2,171
Bank of America Corp.                                     939,821       47,950
Bank of New York Co., Inc.                                158,684        6,435
BB&T Corp.                                                113,473        4,655
Bear Stearns Cos., Inc.                                    25,179        3,786
Boston Properties, Inc.                                    24,976        2,932
Capital One Financial Corp.                                85,884        6,481
CB Richard Ellis Group, Inc. Class A (a)                   39,300        1,343
Charles Schwab Corp.                                      214,077        3,915
Chicago Mercantile Exchange Holdings, Inc.                  7,359        3,918
Chubb Corp.                                                85,849        4,436
Cincinnati Financial Corp.                                 37,219        1,578
CIT Group, Inc.                                            40,931        2,166
Citigroup, Inc.                                         1,030,242       52,893
Comerica, Inc.                                             32,739        1,936
Commerce Bancorp, Inc.                                     39,823        1,329
Compass Bancshares, Inc.                                   27,885        1,918
Countrywide Financial Corp.                               123,990        4,171
Developers Diversified Realty Corp.                        26,500        1,667
E*Trade Financial Corp. (a)                                89,782        1,905
Equity Residential                                         61,800        2,981
Fannie Mae                                                203,369       11,100
Federal Home Loan Mortgage Corp.                          145,603        8,662
Federated Investors, Inc. Class B                          19,160          704
Fidelity National Information Services, Inc.               34,398        1,564
Fifth Third Bancorp                                       117,069        4,529

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
FINANCIALS -- (CONTINUED)
First Horizon National Corp.                               26,398   $    1,096
Franklin Resources, Inc.                                   34,954        4,223
Genworth Financial, Inc. Class A                           92,501        3,232
Goldman Sachs Group, Inc.                                  86,456       17,864
Hartford Financial Services Group, Inc.                    67,289        6,431
Hudson City Bancorp, Inc.                                 104,000        1,423
Huntington Bancshares, Inc.                                50,511        1,104
J.P. Morgan Chase & Co.                                   729,942       35,316
Janus Capital Group, Inc.                                  38,356          802
KeyCorp                                                    83,175        3,117
Kimco Realty Corp.                                         47,043        2,293
Legg Mason, Inc.                                           27,386        2,580
Lehman Brothers Holdings, Inc.                            110,592        7,749
Lincoln National Corp.                                     58,082        3,937
Loews Corp.                                                94,744        4,304
M & T Bank Corp.                                           15,952        1,848
Marsh & McLennan Cos., Inc.                               115,100        3,371
Marshall & Ilsley Corp.                                    53,160        2,462
MBIA, Inc.                                                 28,347        1,856
Mellon Financial Corp.                                     87,395        3,770
Merrill Lynch & Co., Inc.                                 185,813       15,175
MetLife, Inc.                                             158,209        9,991
MGIC Investment Corp.                                      17,618        1,038
Moody's Corp.                                              49,087        3,046
Morgan Stanley                                            223,752       17,623
National City Corp.                                       124,667        4,644
Northern Trust Corp.                                       39,664        2,385
Plum Creek Timber Co., Inc.                                37,598        1,482
PNC Financial Services Group, Inc.                         72,711        5,233
Principal Financial Group, Inc.                            56,328        3,372
Progressive Corp.                                         156,499        3,415
ProLogis                                                   53,916        3,501
Prudential Financial, Inc.                                 98,521        8,893
Public Storage, Inc.                                       25,580        2,422
Realogy Corp. (a)                                          45,539        1,348
Regions Financial Corp.                                   153,117        5,416
SAFECO Corp.                                               22,341        1,484
Simon Property Group, Inc.                                 46,509        5,174
SLM Corp.                                                  86,213        3,526
Sovereign Bancorp, Inc.                                    75,843        1,929
State Street Corp. (b)                                     69,644        4,509
SunTrust Banks, Inc.                                       74,513        6,188
Synovus Financial Corp.                                    67,619        2,187
T. Rowe Price Group, Inc.                                  55,753        2,631
Torchmark Corp.                                            20,842        1,367
Travelers Cos, Inc.                                       141,882        7,345
U.S. Bancorp                                              372,189       13,015
UnumProvident Corp.                                        71,962        1,657
Vornado Realty Trust                                       27,380        3,268
Wachovia Corp.                                            400,444       22,044

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Washington Mutual, Inc.                                   186,866   $    7,546
Wells Fargo Co.                                           710,010       24,446
Western Union Co.                                         162,210        3,561
XL Capital, Ltd. Class A                                   37,651        2,634
Zions Bancorp                                              23,090        1,952
                                                                    ----------
                                                                       579,658
                                                                    ----------
HEALTH CARE -- 11.6%
Abbott Laboratories                                       324,285       18,095
Aetna, Inc.                                               108,491        4,751
Allergan, Inc.                                             32,190        3,567
AmerisourceBergen Corp.                                    39,665        2,092
Amgen, Inc. (a)                                           245,349       13,710
Applera Corp. - Applied Biosystems Group                   38,887        1,150
Barr Pharmaceuticals, Inc. (a)                             22,571        1,046
Bausch & Lomb, Inc.                                        11,461          586
Baxter International, Inc.                                136,457        7,187
Becton, Dickinson & Co.                                    51,591        3,967
Biogen Idec, Inc. (a)                                      72,001        3,195
Biomet, Inc.                                               51,003        2,167
Boston Scientific Corp. (a)                               246,791        3,588
Bristol-Myers Squibb Co.                                  424,428       11,782
C.R. Bard, Inc.                                            22,163        1,762
Cardinal Health, Inc.                                      84,134        6,138
Celgene Corp. (a)                                          79,300        4,160
CIGNA Corp.                                                20,463        2,919
Coventry Health Care, Inc. (a)                             33,505        1,878
Eli Lilly & Co.                                           207,348       11,137
Express Scripts, Inc. (a)                                  28,491        2,300
Forest Laboratories, Inc. (a)                              66,817        3,437
Genzyme Corp. (a)                                          54,878        3,294
Gilead Sciences, Inc. (a)                                  97,602        7,467
Hospira, Inc. (a)                                          33,139        1,355
Humana, Inc. (a)                                           35,034        2,033
IMS Health, Inc.                                           42,114        1,249
Johnson & Johnson                                         608,181       36,649
King Pharmaceuticals, Inc. (a)                             51,693        1,017
Laboratory Corp. of America Holdings (a)                   25,682        1,865
Manor Care, Inc.                                           15,700          853
McKesson Corp.                                             61,829        3,619
Medco Health Solutions, Inc. (a)                           60,467        4,386
MedImmune, Inc. (a)                                        49,923        1,817
Medtronic, Inc.                                           241,962       11,871
Merck & Co., Inc.                                         455,242       20,108
Millipore Corp. (a)                                        11,363          824
Mylan Laboratories Inc.                                    51,501        1,089
Patterson Cos., Inc. (a)                                   29,491        1,047
Pfizer, Inc.                                            1,489,288       37,619
Quest Diagnostics, Inc.                                    33,407        1,666
Schering-Plough Corp.                                     312,204        7,964
St. Jude Medical, Inc. (a)                                 72,328        2,720
Stryker Corp.                                              62,305        4,132
Tenet Healthcare Corp. (a)                                100,121          644

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
HEALTH CARE -- (CONTINUED)
Thermo Electron Corp. (a)                                  88,381   $    4,132
UnitedHealth Group, Inc.                                  284,559       15,073
Varian Medical Systems, Inc. (a)                           27,800        1,326
Watson Pharmaceuticals, Inc. (a)                           22,071          583
Wellpoint, Inc. (a)                                       128,688       10,437
Wyeth                                                     282,921       14,155
Zimmer Holdings, Inc. (a)                                  49,981        4,269
                                                                    ----------
                                                                       315,877
                                                                    ----------
INDUSTRIALS -- 10.7%
3M Co.                                                    154,182       11,784
Allied Waste Industries, Inc. (a)                          53,935          679
American Standard Cos., Inc.                               36,736        1,948
Avery Dennison Corp.                                       19,233        1,236
Boeing Co.                                                165,871       14,748
Burlington Northern Santa Fe Corp.                         75,490        6,072
Caterpillar, Inc.                                         135,703        9,096
CH Robinson Worldwide, Inc.                                36,400        1,738
Cintas Corp.                                               28,972        1,046
Cooper Industries, Ltd.                                    38,364        1,726
CSX Corp.                                                  91,041        3,646
Cummins, Inc.                                              10,908        1,579
Danaher Corp.                                              49,582        3,543
Deere & Co.                                                47,694        5,181
Domtar Corp. (a)                                               11           --
Dover Corp.                                                43,047        2,101
Eaton Corp.                                                31,077        2,597
Emerson Electric Co.                                      167,708        7,227
Equifax, Inc.                                              26,552          968
FedEx Corp.                                                64,549        6,934
Fluor Corp.                                                18,464        1,657
General Dynamics Corp.                                     85,078        6,500
General Electric Co.                                    2,160,951       76,411
Goodrich Co.                                               26,537        1,366
Honeywell International, Inc.                             167,984        7,737
Illinois Tool Works, Inc.                                  86,906        4,484
Ingersoll-Rand Co. Class A                                 63,913        2,772
ITT Industries, Inc.                                       38,426        2,318
L-3 Communications Holdings, Inc.                          25,981        2,273
Lockheed Martin Corp.                                      74,607        7,238
Masco Corp.                                                82,137        2,251
Monster Worldwide, Inc. (a)                                27,276        1,292
Norfolk Southern Corp.                                     83,034        4,201
Northrop Grumman Corp.                                     73,606        5,463
PACCAR, Inc.                                               52,020        3,818
Pall Corp.                                                 26,056          990
Parker-Hannifin Corp.                                      24,503        2,115
Pitney Bowes, Inc.                                         45,785        2,078
R.R. Donnelley & Sons Co.                                  46,603        1,705
Raytheon Co.                                               93,311        4,895

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Robert Half International, Inc.                            35,627   $    1,319
Rockwell Automation, Inc.                                  34,836        2,086
Rockwell Collins, Inc.                                     35,332        2,365
Ryder Systems, Inc.                                        12,921          637
Southwest Airlines Co.                                    165,060        2,426
Terex Corp. (a)                                            21,600        1,550
Textron, Inc.                                              26,158        2,349
Tyco International, Ltd.                                  415,481       13,108
Union Pacific Corp.                                        56,918        5,780
United Parcel Service, Inc. Class B                       224,116       15,711
United Technologies Corp.                                 209,283       13,603
W.W. Grainger, Inc.                                        15,559        1,202
Waste Management, Inc.                                    111,937        3,852
                                                                    ----------
                                                                       291,401
                                                                    ----------
INFORMATION TECHNOLOGY -- 14.3%
ADC Telecommunications, Inc. (a)                           25,096          420
Adobe Systems, Inc. (a)                                   123,625        5,155
Advanced Micro Devices, Inc. (a)                          118,005        1,541
Affiliated Computer Services, Inc. Class A (a)             21,279        1,253
Agilent Technologies, Inc. (a)                             85,267        2,873
Altera Corp. (a)                                           74,916        1,498
Analog Devices, Inc.                                       70,095        2,418
Apple Computer, Inc. (a)                                  181,151       16,831
Applied Materials, Inc.                                   293,579        5,378
Autodesk, Inc. (a)                                         48,683        1,831
Automatic Data Processing, Inc.                           115,706        5,600
Avaya, Inc. (a)                                            96,517        1,140
BMC Software, Inc. (a)                                     43,571        1,342
Broadcom Corp. Class A (a)                                 98,079        3,145
CA, Inc.                                                   86,400        2,239
CIENA Corp. (a)                                            18,068          505
Cisco Systems, Inc. (a)                                 1,269,297       32,405
Citrix Systems, Inc. (a)                                   38,374        1,229
Cognizant Technology Solutions Corp. Class A (a)           30,000        2,648
Computer Sciences Corp. (a)                                36,395        1,897
Compuware Corp. (a)                                        69,703          662
Convergys Corp. (a)                                        29,296          744
Corning, Inc. (a)                                         329,217        7,486
Dell, Inc. (a)                                            477,394       11,080
Electronic Arts, Inc. (a)                                  65,203        3,284
Electronic Data Systems Corp.                             108,029        2,990
EMC Corp. (a)                                             443,579        6,144
First Data Corp.                                          158,210        4,256
Fiserv, Inc. (a)                                           35,662        1,892
Google, Inc. Class A (a)                                   45,701       20,938
Hewlett-Packard Co.                                       562,463       22,577
IAC (a)                                                    45,600        1,720
Intel Corp.                                             1,211,918       23,184

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
International Business Machines Corp.                     316,385   $   29,822
Intuit, Inc. (a)                                           71,928        1,968
Jabil Circuit, Inc.                                        39,235          840
Juniper Networks, Inc. (a)                                119,575        2,353
KLA-Tencor Corp.                                           41,996        2,239
Lexmark International Group, Inc. Class A (a)              20,769        1,214
Linear Technology Corp.                                    62,875        1,986
LSI Logic Corp. (a)                                       161,899        1,690
Maxim Integrated Products, Inc.                            67,368        1,981
Micron Technology, Inc. (a)                               158,615        1,916
Microsoft Corp.                                         1,810,917       50,470
Molex, Inc.                                                30,103          849
Motorola, Inc.                                            502,319        8,876
National Semiconductor Corp.                               59,615        1,439
NCR Corp. (a)                                              38,303        1,830
Network Appliance, Inc. (a)                                78,013        2,849
Novell, Inc. (a)                                           72,067          520
Novellus Systems, Inc. (a)                                 26,250          841
NVIDIA Corp. (a)                                           74,736        2,151
Oracle Corp. (a)                                          838,587       15,204
Paychex, Inc.                                              70,651        2,676
PerkinElmer, Inc.                                          26,140          633
PMC-Sierra, Inc. (a)                                       44,562          312
QLogic Corp. (a)                                           33,495          569
QUALCOMM, Inc.                                            348,070       14,849
Sabre Holdings Corp. Class A                               28,111          921
SanDisk Corp. (a)                                          47,829        2,095
Sanmina-SCI Corp. (a)                                     113,211          410
Solectron Corp. (a)                                       194,319          612
Sun Microsystems, Inc. (a)                                756,709        4,548
Symantec Corp. (a)                                        194,288        3,361
Tektronix, Inc.                                            17,485          492
Tellabs, Inc. (a)                                          93,871          929
Teradyne, Inc. (a)                                         40,322          667
Texas Instruments, Inc.                                   303,318        9,130
Unisys Corp. (a)                                           73,207          617
VeriSign, Inc. (a)                                         52,062        1,308
Waters Corp. (a)                                           21,525        1,248
Xerox Corp. (a)                                           199,389        3,368
Xilinx, Inc.                                               68,929        1,774
Yahoo!, Inc. (a)                                          256,602        8,029
                                                                      --------
                                                                       387,891
                                                                      --------
MATERIALS -- 3.2%
Air Products & Chemicals, Inc.                             45,535        3,368
Alcoa, Inc.                                               182,719        6,194
Allegheny Technologies, Inc.                               21,396        2,283
Ashland, Inc.                                              12,122          795
Ball Corp.                                                 22,139        1,015
Bemis Co., Inc.                                            22,298          745
Consol Energy, Inc.                                        38,821        1,519
Dow Chemical Co.                                          201,534        9,242

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
E.I. Du Pont de Nemours & Co.                             194,249   $    9,602
Eastman Chemical Co.                                       17,517        1,109
Ecolab, Inc.                                               37,444        1,610
Freeport-McMoRan Copper & Gold, Inc. Class B               78,782        5,215
Hercules, Inc. (a)                                         24,173          472
International Flavors & Fragrances, Inc.                   16,557          782
International Paper Co.                                    95,157        3,464
MeadWestvaco Corp.                                         38,508        1,188
Monsanto Co.                                              114,251        6,279
Newmont Mining Corp.                                       94,439        3,966
Nucor Corp.                                                63,212        4,117
Pactiv Corp. (a)                                           28,255          953
Peabody Energy Corp.                                       55,600        2,237
PPG Industries, Inc.                                       34,099        2,398
Praxair, Inc.                                              67,634        4,258
Rohm & Haas Co.                                            30,191        1,561
Sealed Air Corp.                                           34,180        1,080
Sigma-Aldrich Corp.                                        27,974        1,161
Temple-Inland, Inc.                                        22,700        1,356
United States Steel Corp.                                  24,883        2,468
Vulcan Materials Co.                                       19,960        2,325
Weyerhaeuser Co.                                           44,440        3,321
                                                                      --------
                                                                        86,083
                                                                      --------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                               75,654        4,691
AT&T, Inc.                                              1,312,207       51,740
CenturyTel, Inc.                                           22,685        1,025
Citizens Communications Co.                                71,190        1,064
Embarq Corp.                                               32,143        1,811
JDS Uniphase Corp. (a)                                     44,804          682
Qwest Communications International, Inc. (a)              329,580        2,963
Sprint Corp. (Fon Group)                                  609,976       11,565
Verizon Communications, Inc.                              611,527       23,189
Windstream Corp.                                          101,256        1,488
                                                                      --------
                                                                       100,218
                                                                      --------
UTILITIES -- 3.8%
AES Corp. (a)                                             138,551        2,982
Allegheny Energy, Inc. (a)                                 34,508        1,696
Ameren Corp.                                               42,878        2,157
American Electric Power Co., Inc.                          82,714        4,032
CenterPoint Energy, Inc.                                   66,500        1,193
CMS Energy Corp.                                           47,251          841
Consolidated Edison, Inc.                                  53,585        2,736
Constellation Energy Group, Inc.                           37,622        3,271
Dominion Resources, Inc.                                   73,321        6,509
DTE Energy Co.                                             37,263        1,785
Duke Energy Corp.                                         263,628        5,349
Dynegy Inc. Class A (a)                                    80,380          744
Edison International                                       68,178        3,349

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
UTILITIES -- (CONTINUED)
Entergy Corp.                                              41,681   $    4,373
Exelon Corp.                                              140,821        9,676
FirstEnergy Corp.                                          66,931        4,433
FPL Group, Inc.                                            84,845        5,190
Integrys Energy Group, Inc.                                15,748          874
KeySpan Corp.                                              37,221        1,532
Nicor, Inc.                                                 9,543          462
NiSource, Inc.                                             58,048        1,419
PG&E Corp.                                                 73,754        3,560
Pinnacle West Capital Corp.                                21,247        1,025
PPL Corp.                                                  80,888        3,308
Progress Energy, Inc.                                      54,076        2,728
Public Service Enterprise Group, Inc.                      52,889        4,392
Questar Corp.                                              18,100        1,615
Sempra Energy                                              54,762        3,341
Southern Co.                                              157,349        5,767
Spectra Energy Corp.                                      131,114        3,444
TECO Energy, Inc.                                          44,414          764
TXU Corp.                                                  96,501        6,186
Xcel Energy, Inc.                                          85,665        2,115
                                                                    ----------
                                                                       102,848
                                                                    ----------
TOTAL COMMON STOCKS
(Cost $1,703,092,531)                                                2,672,245
                                                                    ----------

                                                           PAR
                                                          AMOUNT
                                                          (000)
                                                        ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
4.9% due 06/07/07(c) (d)                                $   4,299        4,260
                                                                    ----------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,260,065)                                                        4,260
                                                                    ----------

                                                          SHARES
                                                          (000)
                                                        ---------
MONEY MARKET FUNDS -- 2.3%
AIM Short Term Investment Prime Portfolio                  62,221       62,223
Federated Money Market Obligations Trust                      531          531
                                                                    ----------
TOTAL MONEY MARKET FUNDS
(Cost $62,753,770)                                                      62,754
                                                                    ----------
TOTAL INVESTMENTS-- 100.7%
(identified cost $1,770,106,366) (e) (f)                             2,739,259

LIABILITIES IN EXCESS OF ASSETS -- (0.7)%                              (18,085)
                                                                    ----------
NET ASSETS -- 100%                                                  $2,721,174
                                                                    ----------

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Rate represents annualized yield at date of purchase.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007 was $1,026,257,377 and $57,104,789,
     respectively, resulting in net unrealized appreciation of investments of $969,152,588.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                   Number     Unrealized
                                     of      Appreciation
                                 Contracts      (000)
                                 ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 06/2007                     986          $647
                                                 ----
Total unrealized appreciation
   on open futures contracts
   purchased                                     $647
                                                 ====

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2007 is listed in the Portfolio of Investments.

                                                                                               Income Earned   Realized
                                                              Shares sold                        for the 3       Gain
                                          Shares purchased     for the 3                        Months ended   on shares
     Security         Number of shares    for the 3 Months   Months ended   Number of shares      3/31/07        sold
   Description       held at 12/31/2006     ended 3/31/07       3/31/07      held at 3/31/07       (000)         (000)
   -----------       ------------------   ----------------   ------------   ----------------   -------------   ---------
State Street Corp.         69,744               2,700            2.800             69,644           $15           $54

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE          AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 15.4%
ABCP CREDIT ARBITRAGE -- 5.6%
   Lake Constance Funding LLC                          5.250%   06/28/2007   $ 75,000,000   $   74,051,156
   Monument Gardens FGD LLC                            5.300%   04/27/2007    116,617,000      116,187,785
   Surrey Funding Corp.                                5.260%   04/02/2007     60,000,000       60,000,000
                                                                                            --------------
                                                                                               250,238,941
                                                                                            --------------
ABCP SINGLE SELLER -- 4.3%
   BA Credit Card Emerald Notes                        5.250%   05/10/2007    141,761,000      140,975,408
   Citibank Credit Card Iss Dakota Notes               5.240%   04/24/2007     50,000,000       49,839,888
                                                                                            --------------
                                                                                               190,815,296
                                                                                            --------------
BANK DOMESTIC -- 1.1%
   BankAmerica Corp.                                   5.170%   07/05/2007     50,000,000       49,325,028
                                                                                            --------------
BANK FOREIGN -- 4.4%
   Danske Corp.                                        5.128%   10/23/2007    150,000,000      145,641,200
   Macquarie Bank Ltd. (a) (b)                         5.300%   07/20/2007     50,000,000       49,998,507
                                                                                            --------------
                                                                                               195,639,707
                                                                                            --------------
TOTAL COMMERCIAL PAPER                                                                         686,018,972
                                                                                            --------------
CERTIFICATES OF DEPOSIT -- 1.4%
BANK DOMESTIC -- 1.4%
   Citibank                                            5.310%   05/09/2007     50,000,000       50,000,000
   Washington Mutual Bank (a)                          5.300%   04/20/2007     10,000,000       10,000,000
                                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                   60,000,000
                                                                                            --------------
YANKEE CERTIFICATES OF DEPOSIT -- 40.1%
BANK FOREIGN -- 40.1%
   Abbey National Bank                                 5.300%   06/15/2007    140,000,000      140,000,000
   Abbey National Treasury Service                     5.280%   09/10/2007     60,000,000       59,996,349
   Bank of Ireland                                     5.310%   04/05/2007    100,000,000      100,000,041
   Barclays Bank PLC                                   5.355%   01/22/2008     60,000,000       60,000,000
   BNP Paribas NY (a)                                  5.300%   10/03/2007    100,000,000       99,989,991
   BNP Paribas NY Branch                               5.340%   05/07/2007     75,000,000       75,000,000
   Canadian Imperial                                   5.375%   10/26/2007     35,000,000       34,997,138
   Caylon NY                                           5.260%   08/28/2007    100,000,000      100,000,000
   Dexia Credit Local SA (a)                           5.305%   09/28/2007    200,000,000      199,980,766
   HBOS Treasury Services NY (a)                       5.280%   06/19/2007    100,000,000      100,000,000
   Nordea Bank Finland PLC NY Branch                   5.350%   05/21/2007     25,750,000       25,742,882
   Rabobank Nederland NV NY (a)                        5.300%   04/03/2007    200,000,000      200,000,000
   Societe Generale NY (a)                             5.258%   06/20/2007     95,000,000       94,994,958
   Societe Generale NY                                 5.270%   03/26/2008     95,000,000       94,976,885
   Svenska Handelsbanken AB (a) (b)                    5.290%   03/21/2008    100,000,000      100,000,000
   Toronto Dominion Bank                               5.430%   05/10/2007    100,000,000      100,000,507
   Toronto Dominion Bank                               5.505%   05/03/2007    100,000,000      100,000,413
   Unicredito Italiano Spa NY                          5.285%   07/06/2007    100,000,000      100,000,000
                                                                                            --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                         1,785,679,930
                                                                                            --------------
EURO CERTIFICATES OF DEPOSIT -- 3.3%
BANK FOREIGN -- 3.3%
   Credit Agricole Indosuez LDN                        5.350%   08/31/2007     50,000,000       50,001,876
   HBOS Treasury Services                              5.600%   06/19/2007     79,000,000       79,024,161

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE          AMOUNT         COST +
------------------                                   --------   ----------   ------------   --------------
BANK FOREIGN -- (CONTINUED)
   Societe Generale                                    5.310%   04/19/2007   $ 20,000,000   $   20,000,000
                                                                                            --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                             149,026,037
                                                                                            --------------
BANK NOTES -- 4.5%
BANK DOMESTIC -- 4.5%
   American Express Centurion Bank (a)                 5.320%   10/18/2007    100,000,000      100,015,994
   Bank of America NA (a)                              5.315%   04/18/2007     50,000,000       50,000,000
   National City Bank of Indiana (a)                   5.300%   04/04/2007     50,000,000       50,000,052
                                                                                            --------------
TOTAL BANK NOTES                                                                               200,016,046
                                                                                            --------------
MEDIUM TERM NOTES -- 12.0%
BANK DOMESTIC -- 3.4%
   American Express Co. (a)                            5.290%   04/20/2008     20,000,000       20,000,000
   JPMorgan Chase & Co. (a)                            5.290%   04/02/2008     50,000,000       50,000,000
   Wells Fargo Co. (a)                                 5.280%   04/18/2008     80,000,000       80,000,000
                                                                                            --------------
                                                                                               150,000,000
                                                                                            --------------
BANK FOREIGN -- 6.9%
   Alliance & Leicester PLC (a) (b)                    5.300%   03/28/2008     35,000,000       35,000,000
   BNP Paribas (a) (b)                                 5.330%   03/20/2008     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a)     5.360%   02/19/2008     30,000,000       30,000,000
   HBOS Treasury Services PLC (a)                      5.310%   04/09/2008     25,000,000       25,000,000
   National Australia Bank Ltd. (a) (b)                5.309%   04/07/2008     20,000,000       20,000,000
   Unicredito Italiano Bank Ireland (a)                5.330%   04/15/2008     15,000,000       15,000,000
   Westpac Banking Corp. (a) (b)                       5.420%   05/25/2007     45,000,000       45,006,107
   Westpac Banking Corp. (a) (b)                       5.300%   04/06/2008    100,000,000      100,000,000
   Westpac Banking Corp. (a) (b)                       5.310%   04/16/2008     15,000,000       15,000,000
                                                                                            --------------
                                                                                               310,006,107
                                                                                            --------------
FINANCE CAPTIVE CONSUMER -- 1.7%
   Toyota Motor Credit Corp. (a)                       5.315%   07/02/2007     75,000,000       74,998,563
                                                                                            --------------
TOTAL MEDIUM TERM NOTES                                                                        535,004,670
                                                                                            --------------
PROMISSORY NOTE -- 2.2%
   Goldman Sachs Group, Inc. (a) (c)                   5.423%   09/07/2007    100,000,000      100,000,000
                                                                                            --------------
TOTAL PROMISSORY NOTE                                                                          100,000,000
                                                                                            --------------
REPURCHASE AGREEMENTS -- 20.3%
   ABN AMRO Inc. Tri Party Repo, dated 03/30/07
      (collateralized by Corporate Notes, 4.950% -
      7.875% due 05/01/11 - 07/01/26 valued at
      $78,750,001); proceeds $75,034,297               5.488%   04/02/2007     75,000,000       75,000,000

   Bear Stearns Tri Party Repo, dated 03/30/07
      (collateralized by Commercial Mortgage
      Obligations, 0.001% - 7.084% due 01/15/13 -
      02/25/47) valued at $153,000,043); proceeds
      $150,068,594                                     5.488%   04/02/2007    150,000,000      150,000,000

   Citigroup Global Markets, Inc. Tri Party Repo,
      dated 03/30/07 (collateralized by Federal
      National Mortgage Association, 5.000% due
      04/01/23-02/01/37 valued at $81,600,001);
      proceeds $80,035,933                             5.390%   04/02/2007     80,000,000       80,000,000

   Credit Suisse First Boston Tri Party Repo,
      dated 03/30/07 (collateralized by Corporate
      Notes, 3.875%-9.300% due 05/01/07 - 01/15/37
      valued at $77,007,750); proceeds $75,034,297     5.488%   04/02/2007     75,000,000       75,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
   Lehman Brothers Tri Party Repo, dated 03/30/07
      (collateralized by Corporate Notes, 4.510% -
      5.770% due 06/15/07 - 04/19/35 valued at
      $122,401,577); proceeds $120,054,775             5.478%   04/02/2007   $120,000,000   $  120,000,000

   Morgan Stanley Tri Party Repo, dated 03/30/07
      (collateralized by Federal National Mortgage
      Association, 3.500%-11.000% due 02/01/11-
      12/01/36 valued at $359,283,198); proceeds
      $350,157,208                                     5.390%   04/02/2007    350,000,000      350,000,000

   Morgan Stanley Tri Party Repo, dated 03/30/07
      (collateralized by Federal National Mortgage
      Association, 3.500%-11.000% due 02/01/11-
      12/01/36 valued at $53,728,246); proceeds
      $52,363,335                                      5.350%   04/02/2007     52,340,000       52,340,000
                                                                                            --------------
TOTAL REPURCHASE AGREEMENTS                                                                    902,340,000
                                                                                            --------------
TOTAL INVESTMENTS -- 99.2%                                                                   4,418,085,655
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                                                   33,737,219
                                                                                            --------------
NET ASSETS -- 100.0%                                                                        $4,451,822,874
                                                                                            ==============

(a) Floating Rate Note- Interest rate shown is rate in effect at March 31, 2007.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At March 31, 2007, this security represents 2.2% of net assets.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

STATE STREET TAX-FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                                           DATE
                                                                     PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %     MATURITY          $
                                                                     ---------   ----   ----------    -----------
TAX-EXEMPT OBLIGATIONS -- 99.0%
ALABAMA -- 4.9%
Parrish Alabama Industrial Development Board PCRBs, Alabama
   Power Co. PJ (a)                                                  1,500,000   3.77   06/01/2015      1,500,000
                                                                                                      -----------
ARIZONA -- 2.9%
University Arizona Certificates Participation, University
   Arizona Projects, Series B, INS: AMBAC, SPA: Bayerische
   Landesbank (a)                                                      900,000   3.68   06/01/2031        900,000
                                                                                                      -----------
COLORADO -- 4.8%
City of Colorado Springs Utilities Revenue Bonds, Sub Lien,
   Series A, SPA: Dexia Credit Local (a)                             1,500,000   3.66   11/01/2023      1,500,000
                                                                                                      -----------
CONNECTICUT -- 3.2%
Connecticut State Health & Education Facilities Revenue Bonds,
   Quinnipac University, Series F, INS: Radian, SPA: Morgan
   Guaranty Trust (a)                                                1,000,000   3.73   07/01/2031      1,000,000
                                                                                                      -----------
FLORIDA -- 4.5%
Palm Beach County Florida HFA Housing Revenue Bonds,
   Multifamily, Cotton, Class D, LOC: Wachovia Bank N.A. (a)         1,400,000   3.67   11/01/2007      1,400,000
                                                                                                      -----------
ILLINOIS -- 12.3%
City of Chicago Illinois, Neighborhoods Alive 21, Class B, INS:
   MBIA, SPA: Depfa Bank PLC (a)                                     1,300,000   3.66   01/01/2037      1,300,000
Illinois Development Finance Authority Revenue Bonds, Evanston
   Northwestern, Class C, SPA: Bank One N.A. (a)                     1,500,000   3.70   05/01/2031      1,500,000
Illinois Finance Authority Revenue Bonds, Loyola University
   Health, Series C, LOC: Charter One Bank FSB (a)                   1,000,000   3.68   04/01/2041      1,000,000
                                                                                                      -----------
                                                                                                        3,800,000
                                                                                                      -----------
INDIANA -- 3.2%
Petersburg Indiana PCRBs, Indiania Power & Light Co., Series
   B, SPA: Lasalle National Bank (a)                                 1,000,000   3.73   01/01/2023      1,000,000
                                                                                                      -----------
MASSACHUSETTS -- 4.8%
Massachusetts State Health & Education Facilities Authority
   Revenue Bonds, Harvard University, Series R, INS: GO of INSTN
   (a)                                                               1,500,000   3.73   11/01/2049      1,500,000
                                                                                                      -----------
MISSOURI -- 4.0%
Missouri Development Finance Board Cultural Facilities Revenue
   Bonds, Nelson Gallery Funding, Series B, INS: MBIA, SPA: JP
   Morgan Chase Bank (a)                                             1,250,000   3.77   12/01/2031      1,250,000
                                                                                                      -----------
MONTANA -- 4.5%
Billings Montana IDBRs, CFS Continental, Inc. LOC: Toronto
   Dominion Bank (a)                                                 1,400,000   3.67   12/01/2014      1,400,000
                                                                                                      -----------
NEW MEXICO -- 3.2%

STATE STREET TAX-FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                                           DATE
                                                                     PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %     MATURITY          $
                                                                     ---------   ----   ----------    -----------
NEW MEXICO -- (CONTINUED)
New Mexico Finance Authority Revenue Bonds, Cigarette Tax-UNM
   Health, Class B, INS: MBIA, SPA: Bank of America N.A. (a)         1,000,000   3.70   04/01/2019      1,000,000
                                                                                                      -----------
NEW YORK -- 3.2%
New York State Local Government Assistant Corp., Sub Lien,
   Series 3V, INS: FGIC GO of Corp., INS: FGIC GO of Corp., SPA:
   Bandesbank Baden-Wuerttemberg (a)                                 1,000,000   3.63   04/01/2024      1,000,000
                                                                                                      -----------
OHIO -- 8.1%
City of Columbus Ohio, SAN SWR, Series 1 (a)                         1,500,000   3.61   12/01/2026      1,500,000
   Ohio State Higher Education Facility Community Revenue Bonds.
   Kenyon College Project, LIQ: Harris Bank (a)                      1,000,000   3.70   04/01/2022      1,000,000
                                                                                                      -----------
                                                                                                        2,500,000
                                                                                                      -----------
OKLAHOMA -- 4.2%
Oklahoma State Industries Authority Revenue Bonds, Integris
   Baptist, Series B, INS: MBIA, SPA: JP Morgan Chase Bank (a)       1,285,000   3.77   08/15/2029      1,285,000
                                                                                                      -----------
PENNSYLVANIA -- 8.1%
Pennsylvania State Turnpike Community Revenue Bonds, Series A
   1, SPA: Westdeutsche Lanesbank (a)                                1,000,000   3.70   12/01/2030      1,000,000
Washington County Pennsylvania Authority Revenue Bonds,
   University of Pennsylvania (a)                                    1,500,000   3.66   07/01/2034      1,500,000
                                                                                                      -----------
                                                                                                        2,500,000
                                                                                                      -----------
PUERTO RICO -- 4.7%
Puerto Rico Electric Power Authority Revenue Bonds, Series 815,
   INS: FSA/FGIC, LIQ: JP Morgan Chase Bank (a)                      1,445,000   3.65   01/01/2013      1,445,000
                                                                                                      -----------
TEXAS -- 13.6%
City of Arlington Texas Special Obligations Revenue Bonds,
   Tax-Dallas Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC (a)   1,400,000   3.70   08/15/2035      1,400,000
Harris County Health Facilities Development Corp. Revenue
   Bonds, Methodist Hospital Systems, Series A (a)                   1,300,000   3.77   12/01/2032      1,300,000
State of Texas, Tax & Revenue Antic Notes                            1,500,000   4.50   08/31/2007      1,504,575
                                                                                                      -----------
                                                                                                        4,204,575
                                                                                                      -----------
WASHINGTON -- 4.8%
Washington State, PUTTERs, Series 1422, INS: FSA, LIQ: JP
   Morgan Chase Bank (a)                                             1,495,000   3.70   07/01/2014      1,495,000
                                                                                                      -----------
Total Tax-Exempt Obligations
   (Cost $30,679,650)                                                                                  30,679,575
                                                                                                      -----------
MONEY MARKET FUND -- 0.6%
State Street Institutional Investment Trust Tax Free Money
   Market Fund (b)                                                     198,541   3.54   01/01/2050        198,541
                                                                                                      -----------
Total Money Market Fund
   (Cost $198,541)                                                                                        198,541
                                                                                                      -----------

STATE STREET TAX-FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

TOTAL INVESTMENTS(C) + -- 99.6%
   (identified cost $30,878,191)                                                                       30,878,116
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                             135,087
                                                                                                      -----------
NET ASSETS -- 100.0%                                                                                  $31,013,203
                                                                                                      ===========

(a) Floating Rate Note- Interest rate shown is rate in effect at March 31, 2007.

(b)  Affiliated issuer. See table that follows for more information.

(c) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007 was $0 and $75, respectively, resulting in net unrealized depreciation of investments of $75.

+ Security Valuation: Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Acronym   Name
-------   ----
HFA       Housing Finance Authority
IDRBs     Industrial Development Revenue Bonds
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
PCRBs     Pollution Control Revenue Bonds
SPA       Standby Purchase Agreement

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at March 31, 2007 is listed in the Portfolio of Investments.

                                                                Shares sold                      Income Earned
                                            Shares purchased     for the 3                         for the 3
     Security           Number of shares    for the 3 Months   Months ended   Number of shares   Months ended
   Description         held at 12/31/2006     ended 3/31/07       3/31/07      held at 3/31/07      3/31/07
   -----------         ------------------   ----------------   ------------   ----------------   -------------
State Street
   Institutional
   Trust Tax Free
   Money Market Fund           --                198,645            104            198,541            $351

STATE STREET TAX-FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF          VALUE
                                                                        AMOUNT      %     MATURITY         $
                                                                      ---------   ----   ----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 97.7%
ALABAMA -- 4.5%
Parrish Alabama Industrial Development Board PCRBs, Alabama
   Power Co. PJ (a)                                                   1,500,000   3.77   06/01/2015     1,500,000
                                                                                                      -----------
ARIZONA -- 2.7%
University Arizona Certificates Participation, University
   Arizona Projects, Series B, INS: AMBAC, SPA: Bayerische
   Landesbank (a)                                                       900,000   3.68   06/01/2015       900,000
                                                                                                      -----------
COLORADO -- 7.5%
Colorado Health Facilities Authority Revenue Bonds, Sisters of
   Charity (a)                                                        1,500,000   3.68   12/01/2007     1,500,000
Colorado Health Facilities Authority Revenue Bonds. Sisters
   Charity Health System, Class A (a)                                 1,000,000   3.68   12/01/2007     1,000,000
                                                                                                      -----------
                                                                                                        2,500,000
                                                                                                      -----------
CONNECTICUT -- 3.0%
Connecticut State Health & Education Facilities Revenue Bonds,
   Quinnipac University, Series F, INS: Radian, SPA: Morgan
   Guaranty Trust (a)                                                 1,000,000   3.73   07/01/2007     1,000,000
                                                                                                      -----------
DELAWARE -- 4.5%
Delaware State EDA, Hosipital Billing, Series A, LOC: JP
   Morgan Chase Bank (a)                                              1,500,000   3.68   12/01/2015     1,500,000
                                                                                                      -----------
GEORGIA -- 4.5%
Municipal Electric Authority Georgia, Gen C Rmkt, INS: GO of
   Participants, LOC: Bayerische Landesbank (a)                       1,500,000   3.61   03/01/2020     1,500,000
                                                                                                      -----------
ILLINOIS -- 12.0%
City of Chicago Illinois, Neighborhoods Alive 21, Class B, INS:
   MBIA, SPA:  Depfa Bank PLC (a)                                     1,500,000   3.66   01/01/2015     1,500,000
Illinois Development Finance Authority Revenue Bonds, Evanston
   Northwestern, Class C, SPA: Bank One N.A. (a)                      1,000,000   3.70   05/01/2007     1,000,000
Illinois Development Finance Authority Revenue Bonds, World
   Communications, Inc., LOC: Lasalle Bank N.A. (a)                   1,500,000   3.68   08/01/2015     1,500,000
                                                                                                      -----------
                                                                                                        4,000,000
                                                                                                      -----------
LOUISIANA -- 4.5%
Louisiana Local Government Environmental Facilities & Community
   Development Authority Revenue Bonds, Shreveport Utilities
Systems Project, INS: FSA Municipal Government GTD, SPA: JP
   Morgan Chase Bank (a)                                              1,500,000   3.70   10/01/2013     1,500,000
                                                                                                      -----------
MISSOURI -- 7.3%
Missouri Development Finance Board Cultural Facilities Revenue
Bonds, Nelson Gallery Funding, Series B, INS: MBIA, SPA: JP
   Morgan Chase Bank (a)                                              1,250,000   3.77   12/01/2026     1,250,000

STATE STREET TAX-FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF          VALUE
                                                                        AMOUNT      %     MATURITY         $
                                                                      ---------   ----   ----------   -----------
MISSOURI -- (CONTINUED)
University Missouri University Revenue Bonds, System
   Facilities, Series A (a)                                           1,200,000   3.77   11/01/2007     1,200,000
                                                                                                      -----------
                                                                                                        2,450,000
                                                                                                      -----------
NEW YORK -- 6.0%
City of New York NY, Subseries J2-RMKT, LOC: Westdeutsche
   Landesbank (a)                                                     1,000,000   3.65   02/15/2008     1,000,000
New York State Local Government Assistant Corp., Sub Lien,
   Series 3V, INS: FGIC GO of Corp., INS: FGIC GO of Corp., SPA:
   Bandesbank Baden-Wuerttemberg (a)                                  1,000,000   3.63   04/01/2022     1,000,000
                                                                                                      -----------
                                                                                                        2,000,000
                                                                                                      -----------
OHIO -- 12.1%
Butler County Ohio Healthcare Facilities Revenue Bonds,
   IMPT-Lifesphere Project, LOC: U.S. Bank NA (a)                     1,500,000   3.66   05/01/2027     1,500,000
City of Columbus Ohio, SAN SWR, Series 1 (a)                          1,500,000   3.61   12/01/2007     1,500,000
Cleveland Cuyahoga County Ohio Port Authority Revenue Bonds,
   Euclid/93rd Garage Office, LOC: Fifth Third Bank (a)               1,030,000   3.70   01/01/2034     1,030,000
                                                                                                      -----------
                                                                                                        4,030,000
                                                                                                      -----------
OKLAHOMA -- 3.6%
Oklahoma State Industries Authority Revenue Bonds, Integris
   Baptist, Series B, INS: MBIA, SPA: JP Morgan Chase Bank (a)        1,200,000   3.77   08/15/2007     1,200,000
                                                                                                      -----------
OREGON -- 4.5%
Oregon State, Series 73 G, SPA: JP Morgan Chase Bank (a)              1,500,000   3.68   12/01/2018     1,500,000
                                                                                                      -----------
PENNSYLVANIA -- 3.6%
Erie Pennsylvania Water Authority Revenue Bonds, Series A, INS:
   FSA, SPA: JP Morgan Chase Bank (a)                                 1,000,000   3.66   12/01/2010     1,000,000
Philadelphia Pennsylvania Hospitals & Higher Education
   Facilities Authority Hospital Revenue Bonds, Childrens Hospital
   Project, Series A, SPA: JP Morgan Chase Bank (a)                     200,000   3.76   02/15/2014       200,000
                                                                                                      -----------
                                                                                                        1,200,000
                                                                                                      -----------
TEXAS -- 11.7%
City of Arlington Texas Special Obligations Revenue Bonds,
   Tax-Dallas Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC (a)    1,400,000   3.70   08/15/2035     1,400,000
Denton Texas Independent School District, School Bulding,
   Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)              1,000,000   3.70   08/01/2023     1,000,000
   State of Texas, Tax & Revenue Antic Notes                          1,500,000   4.50   08/31/2007     1,504,650
                                                                                                      -----------
                                                                                                        3,904,650
                                                                                                      -----------
UTAH -- 4.5%
Murray City Utah Hospital Revenue Bonds, IHC Health Services,
   Inc., Series A, INS: J.P. Morgan Securities (a)                    1,500,000   3.66   05/15/2036     1,500,000
                                                                                                      -----------

STATE STREET TAX-FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF          VALUE
                                                                       AMOUNT      %      MATURITY         $
                                                                      ---------   ----   ----------   -----------
WASHINGTON -- 1.2%
Seattle Washington Water Systems Revenue Bonds, Series A, LOC:
   Bayerische Landesbank (a)                                            400,000   3.61   03/01/2032       400,000
                                                                                                      -----------
Total Short-Term Tax-Exempt Obligations                                                                32,584,650
                                                                                                      -----------
TOTAL INVESTMENTS(B) + -- 97.7%                                                                        32,584,650
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.3%                                                             760,362
                                                                                                      -----------
NET ASSETS -- 100.0%                                                                                  $33,345,012
                                                                                                      ===========

(a) Floating Rate Note- Interest rate shown is rate in effect at March 31, 2007.

(b)  The identified cost for Federal income tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Acronym   Name
-------   ----
EDA       Economic Development Authority
INS       Insured
LOC       Letter of Credit
PCRBs     Pollution Control Revenue Bonds
SPA       Standby Purchase Agreement

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: May 21, 2007


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer (Principal Financial
    Officer)

Date: May 21, 2007